UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

December 31, 2015

MFS® GLOBAL MULTI-ASSET FUND

GMA-SEM

MFS® GLOBAL MULTI-ASSET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Central bank policies remain center stage as the U.S. Federal Reserve made good on its pledge to raise policy rates for the first time in over nine years at its December meeting.

The Fed’s actions stand in stark contrast to those of the European Central Bank and Bank of Japan, which modestly extended their quantitative easing programs in December.

In the United States, auto sales remain a source of economic strength, but housing demand has slowed of late. The U.S. economic expansion remains moderate but uneven, with a strong dollar crimping demand for U.S. goods abroad. China’s shift to a consumer-led economy continues to weigh on its manufacturing and exports, as does weak global demand. Slackening demand from China continues to undermine commodity markets, with oil particularly impacted amid a global supply glut.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

February 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income (excluding inflation-adjusted)	U.S.	21.1%	0.0%	21.1%
	Europe ex-U.K.	10.7%	3.1%	13.8%
	Asia/Pacific ex-Japan	1.4%	5.5%	6.9%
	United Kingdom	1.3%	3.9%	5.2%
	Emerging Markets	1.7%	0.0%	1.7%
	Supranational	0.2%	0.0%	0.2%
	North America ex-U.S.	1.5%	(6.0)%	(4.5)%
	Japan	4.3%	(11.2)%	(6.9)%
	Total	42.2%	(4.7)%	37.5%
Equities	Europe ex-U.K.	4.2%	22.0%	26.2%
	Emerging Markets	1.7%	9.4%	11.1%
	U.S. Large Cap	14.8%	(7.8)%	7.0%
	Japan	2.1%	(2.3)%	(0.2)%
	United Kingdom	2.2%	(2.9)%	(0.7)%
	U.S. Small/Mid Cap	3.3%	(4.6)%	(1.3)%
	Asia/Pacific ex-Japan	0.8%	(3.9)%	(3.1)%
	North America ex-U.S.	0.5%	(5.5)%	(5.0)%
	Total	29.6%	4.4%	34.0%
Fixed Income (inflation-adjusted)	U.S.	14.9%	0.0%	14.9%
Commodity-related	Commodity-related	12.7%	0.0%	12.7%
Real Estate-related	U.S.	3.6%	0.0%	3.6%
	Non-U.S.	2.7%	0.0%	2.7%
	Total	6.3%	0.0%	6.3%
Cash	Cash & Cash Equivalents (d)	7.0%	0.7%	7.7%
	Other (e)	(13.7)%	0.6%	(13.1)%
	Total	(6.7)%	1.3%	(5.4)%
Total Net Exposure Summary		99.0%	1.0%	100.0%

Portfolio Composition – continued

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	30%	0 to 60%
Fixed income (excluding inflation-adjusted)	35%	0 to 70%
Fixed income (inflation-adjusted)	15%	-5 to 35%
Commodity-related	15%	N/A
Real Estate-related	5%	-10 to 20%

Top ten holdings (c)

Australian Treasury Bond 10 yr Future MAR 2016	5.4%
FTSE/MIB Index Future MAR 2016	5.3%
OMX 30 Index Future JAN 2016	5.0%
IBEX 35 Index Future JAN 2016	4.7%
Russell 2000 Mini Index Future MAR 2016	(4.6)%
S&P/TSX 60 Index Future MAR 2016	(5.5)%
ASX SPI 200 Index Future MAR 2016	(5.6)%
Canadian Government Bond 10 yr Future MAR 2016	(6.0)%
E-Mini S&P 500 Index Future MAR 2016	(7.8)%
Japanese Government Bond 10 yr Future MAR 2016	(11.2)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Portfolio Composition – continued

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages of real estate-related investments reflect exposure to the underlying holdings of the MFS Global Real Estate Fund and not to the exposure from investing directly in the fund itself. Percentages of commodity-related investments reflect exposure to the aggregate underlying holdings of the MFS Commodity Strategy Fund and its wholly-owned subsidiary and not to the exposure from investing directly in the MFS Commodity Strategy Fund itself.

Percentages are based on net assets as of 12/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, July 1, 2015 through December 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2015 through December 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/15	Ending Account Value 12/31/15	Expenses Paid During Period (p) 7/01/15-12/31/15
A	Actual	1.27%	$1,000.00	$918.31	$6.12
	Hypothetical (h)	1.27%	$1,000.00	$1,018.75	$6.44
B	Actual	2.02%	$1,000.00	$915.69	$9.73
	Hypothetical (h)	2.02%	$1,000.00	$1,014.98	$10.23
C	Actual	2.02%	$1,000.00	$914.63	$9.72
	Hypothetical (h)	2.02%	$1,000.00	$1,014.98	$10.23
I	Actual	1.02%	$1,000.00	$919.68	$4.92
	Hypothetical (h)	1.02%	$1,000.00	$1,020.01	$5.18
R1	Actual	2.02%	$1,000.00	$914.90	$9.72
	Hypothetical (h)	2.02%	$1,000.00	$1,014.98	$10.23
R2	Actual	1.52%	$1,000.00	$916.87	$7.32
	Hypothetical (h)	1.52%	$1,000.00	$1,017.50	$7.71
R3	Actual	1.27%	$1,000.00	$919.18	$6.13
	Hypothetical (h)	1.27%	$1,000.00	$1,018.75	$6.44
R4	Actual	1.02%	$1,000.00	$919.68	$4.92
	Hypothetical (h)	1.02%	$1,000.00	$1,020.01	$5.18
R5	Actual	0.97%	$1,000.00	$920.72	$4.68
	Hypothetical (h)	0.97%	$1,000.00	$1,020.26	$4.93

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

12/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 47.2%
Issuer	Shares/Par		Value ($)
Aerospace - 0.0%
Lockheed Martin Corp., 3.55%, 1/15/26		$10,000	$10,051

Asset-Backed & Securitized - 2.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		$55,725	$56,661
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		30,000	30,619
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48		30,955	31,461
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.698%, 6/15/39		32,000	32,686
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39		40,391	40,813
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		25,000	25,575
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		40,000	40,149
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.959%, 6/15/49		63,042	64,287
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.959%, 6/15/49		40,577	41,270
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49		30,000	30,505
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51		47,053	48,637
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48		35,606	35,764

			$478,427
Automotive - 0.8%
Delphi Automotive PLC, 4.25%, 1/15/26		$12,000	$12,052
General Motors Co., 5.2%, 4/01/45		19,000	17,887
General Motors Financial Co., Inc., 3.1%, 1/15/19		50,000	49,938
General Motors Financial Co., Inc., 3.45%, 4/10/22		11,000	10,558
Hyundai Capital America, 2.4%, 10/30/18 (n)		20,000	19,940
Lear Corp., 5.25%, 1/15/25		10,000	10,175
Renault S.A., 3.625%, 9/19/18	EUR	15,000	17,483
Toyota Motor Credit Corp., 1%, 3/09/21	EUR	20,000	21,941
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	10,000	10,568
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/49	EUR	6,000	5,636

			$176,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Biotechnology - 0.2%
Life Technologies Corp., 6%, 3/01/20		$32,000	$35,488

Broadcasting - 0.1%
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	19,000	$21,316

Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/20		$7,000	$7,001
Intercontinental Exchange, Inc., 3.75%, 12/01/25		11,000	11,037

			$18,038
Building - 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$22,000	$22,275
Mohawk Industries, Inc., 6.125%, 1/15/16		19,000	19,020
Owens Corning, Inc., 4.2%, 12/15/22		4,000	4,005

			$45,300
Business Services - 0.3%
Fidelity National Information Services, Inc., 3.875%, 6/05/24		$25,000	$24,141
Fidelity National Information Services, Inc., 5%, 10/15/25		8,000	8,258
Fiserv, Inc., 2.7%, 6/01/20		22,000	21,823
MSCI, Inc., 5.75%, 8/15/25 (n)		5,000	5,125

			$59,347
Cable TV - 0.7%
CCO Safari II LLC, 6.384%, 10/23/35 (n)		$8,000	$8,074
Comcast Corp., 4.65%, 7/15/42		16,000	16,281
Cox Communications, Inc., 3.25%, 12/15/22 (n)		12,000	10,908
NBCUniversal Media LLC, 5.15%, 4/30/20		56,000	62,551
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	10,000	8,006
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		$35,000	36,138
Time Warner Cable, Inc., 4.5%, 9/15/42		5,000	3,924

			$145,882
Chemicals - 0.2%
CF Industries, Inc., 5.15%, 3/15/34		$28,000	$24,617
LyondellBasell Industries N.V., 4.625%, 2/26/55		20,000	16,219

			$40,836
Computer Software - 0.0%
VeriSign, Inc., 4.625%, 5/01/23		$5,000	$4,841

Computer Software - Systems - 0.7%
Apple, Inc., 3.05%, 7/31/29	GBP	100,000	$144,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - 0.0%
Newell Rubbermaid, Inc., 4%, 12/01/24		$11,000	$10,161

Consumer Services - 0.1%
Service Corp. International, 5.375%, 5/15/24		$16,000	$16,480
Visa, Inc., 4.15%, 12/14/35		15,000	15,142

			$31,622
Containers - 0.1%
Ball Corp., 5%, 3/15/22		$3,000	$3,060
Ball Corp., 4%, 11/15/23		7,000	6,676
Ball Corp., 5.25%, 7/01/25		5,000	5,113

			$14,849
Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$11,000	$10,986

Emerging Market Quasi-Sovereign - 0.3%
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		$45,000	$44,550
Petroleos Mexicanos, 3.125%, 1/23/19		12,000	11,609
Petroleos Mexicanos, 5.5%, 1/21/21		20,000	20,174

			$76,333
Emerging Market Sovereign - 0.5%
Republic of Turkey, 8%, 2/14/34		$20,000	$24,998
United Mexican States, 6.5%, 6/10/21	MXN	1,400,000	84,037

			$109,035
Energy - Independent - 0.1%
Concho Resources, Inc., 6.5%, 1/15/22		$15,000	$14,400

Energy - Integrated - 0.0%
Chevron Corp., 3.326%, 11/17/25		$4,000	$4,029

Financial Institutions - 0.5%
CIT Group, Inc., 3.875%, 2/19/19		$32,000	$31,840
General Electric Capital Corp., 3.1%, 1/09/23		31,000	31,465
Icahn Enterprises LP, 5.875%, 2/01/22		23,000	22,483
International Lease Finance Corp., 7.125%, 9/01/18 (n)		13,000	14,251

			$100,039
Food & Beverages - 0.6%
Constellation Brands, Inc., 4.25%, 5/01/23		$20,000	$20,000
J.M. Smucker Co., 2.5%, 3/15/20		27,000	26,810
J.M. Smucker Co., 4.375%, 3/15/45		2,000	1,946
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (n)		5,000	4,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Kraft Heinz Co., 5%, 7/15/35 (n)		$3,000	$3,074
Mead Johnson Nutrition Co., 3%, 11/15/20		11,000	11,002
PepsiCo, Inc., 2.15%, 10/14/20		50,000	49,791
Tyson Foods, Inc., 5.15%, 8/15/44		3,000	3,133
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		5,000	5,048
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		6,000	6,119

			$131,273
Food & Drug Stores - 0.3%
CVS Health Corp., 3.375%, 8/12/24		$16,000	$15,842
CVS Health Corp., 4.875%, 7/20/35		4,000	4,132
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		39,000	38,943
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34		13,000	11,872

			$70,789
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$25,000	$27,585

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$11,000	$11,831

Insurance - 0.4%
American International Group, Inc., 3.75%, 7/10/25		$17,000	$16,858
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	50,000	60,613

			$77,471
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 2.7%, 7/15/20		$18,000	$18,196

Insurance - Property & Casualty - 0.3%
ACE INA Holdings, Inc., 2.3%, 11/03/20		$3,000	$2,980
ACE INA Holdings, Inc., 2.875%, 11/03/22		8,000	7,944
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		40,000	38,413
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		6,000	6,059

			$55,396
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/41		$20,000	$18,852
Statoil A.S.A., FRN, 0.651%, 5/15/18		11,000	10,935

			$29,787
International Market Sovereign - 13.0%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	188,000	$160,600
Federal Republic of Germany, 6.25%, 1/04/30	EUR	5,000	9,191

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Federal Republic of Germany, 2.5%, 7/04/44	EUR	19,000	$25,721
Government of Canada, 4.25%, 6/01/18	CAD	81,000	63,783
Government of Canada, 5.75%, 6/01/33	CAD	53,000	59,239
Government of Canada, 4%, 6/01/41	CAD	12,000	11,778
Government of Japan, 1.1%, 6/20/20	JPY	22,100,000	192,637
Government of Japan, 2.1%, 9/20/24	JPY	15,850,000	153,784
Government of Japan, 2.2%, 9/20/27	JPY	20,250,000	203,543
Government of Japan, 1.5%, 3/20/34	JPY	18,000,000	165,870
Government of Japan, 2.4%, 3/20/37	JPY	6,200,000	64,731
Government of Japan, 1.8%, 3/20/43	JPY	6,200,000	58,426
Government of Japan, 2%, 3/20/52	JPY	3,000,000	29,561
Government of New Zealand, 5.5%, 4/15/23	NZD	78,000	61,174
Government of Norway, 3.75%, 5/25/21	NOK	568,000	73,295
Government of Norway, 3%, 3/14/24	NOK	322,000	40,939
Kingdom of Belgium, 4%, 3/28/32	EUR	30,000	43,626
Kingdom of Denmark, 1.5%, 11/15/23	DKK	124,000	19,280
Kingdom of Spain, 5.5%, 7/30/17	EUR	122,000	143,979
Kingdom of Spain, 4.6%, 7/30/19	EUR	174,000	217,268
Kingdom of Spain, 5.4%, 1/31/23	EUR	22,000	30,602
Kingdom of Spain, 5.15%, 10/31/28	EUR	32,000	46,300
Kingdom of Sweden, 3.5%, 6/01/22	SEK	220,000	30,775
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	32,000	52,482
Republic of France, 6%, 10/25/25	EUR	53,000	85,269
Republic of France, 4.75%, 4/25/35	EUR	15,000	24,376
Republic of France, 4.5%, 4/25/41	EUR	28,000	46,189
Republic of Ireland, 5.4%, 3/13/25 (e)	EUR	16,000	23,793
Republic of Italy, 5.25%, 8/01/17	EUR	159,000	187,170
Republic of Italy, 3.75%, 3/01/21	EUR	108,000	135,551
Republic of Italy, 5.5%, 9/01/22	EUR	82,000	114,608
Republic of Italy, 4.75%, 9/01/28	EUR	32,000	45,813
Republic of Italy, 5%, 9/01/40	EUR	18,000	27,801
Republic of Portugal, 4.95%, 10/25/23	EUR	44,000	57,266
United Kingdom Treasury, 5%, 3/07/18	GBP	32,000	51,606
United Kingdom Treasury, 4.25%, 12/07/27	GBP	2,000	3,617
United Kingdom Treasury, 4.25%, 3/07/36	GBP	27,000	50,220
United Kingdom Treasury, 3.25%, 1/22/44	GBP	25,000	41,020
United Kingdom Treasury, 3.75%, 7/22/52	GBP	13,000	24,534

			$2,877,417
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	8,000	$5,759
Province of Manitoba, 4.15%, 6/03/20	CAD	7,000	5,659

			$11,418

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - 1.8%
Bank of America Corp., 7.625%, 6/01/19		$25,000	$28,929
Bank of America Corp., 3.95%, 4/21/25		7,000	6,817
Bank of America Corp., 3.875%, 8/01/25		21,000	21,320
Bank of America Corp., FRN, 6.1%, 12/29/49		8,000	8,110
Bank of America Corp., FRN, 5.2%, 12/31/49		3,000	2,794
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	50,000	63,847
Goldman Sachs Group, Inc., 2.75%, 9/15/20		$32,000	31,986
Goldman Sachs Group, Inc., 5.75%, 1/24/22		12,000	13,648
Goldman Sachs Group, Inc., 3.5%, 1/23/25		28,000	27,540
JPMorgan Chase & Co., 4.25%, 10/15/20		27,000	28,655
JPMorgan Chase & Co., 3.125%, 1/23/25		17,000	16,539
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		12,000	13,080
Morgan Stanley, 2.2%, 12/07/18		9,000	9,006
Morgan Stanley, 3.95%, 4/23/27		24,000	23,304
Morgan Stanley, 4.3%, 1/27/45		6,000	5,721
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		25,000	26,594
Regions Financial Corp., 2%, 5/15/18		14,000	13,902
Wells Fargo & Co., 3%, 2/19/25		14,000	13,619
Wells Fargo & Co., 4.1%, 6/03/26		25,000	25,237
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		6,000	6,315
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		12,000	12,105

			$399,068
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 3.734%, 12/15/24		$3,000	$3,028
Express Scripts Holding Co., 2.65%, 2/15/17		40,000	40,395
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		3,000	3,030
HCA, Inc., 4.75%, 5/01/23		20,000	19,800
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		10,000	9,818
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		13,000	11,938

			$88,009
Medical Equipment - 0.1%
Medtronic, Inc., 3.5%, 3/15/25		$27,000	$27,320
Zimmer Holdings, Inc., 4.25%, 8/15/35		5,000	4,661

			$31,981
Metals & Mining - 0.5%
Cameco Corp., 5.67%, 9/02/19	CAD	11,000	$8,780
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/23		$31,000	19,530
Kinross Gold Corp., 5.95%, 3/15/24		13,000	8,580
Southern Copper Corp., 6.75%, 4/16/40		11,000	9,399
Southern Copper Corp., 5.875%, 4/23/45		24,000	18,365

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - continued
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	50,000	$52,962

			$117,616
Midstream - 0.4%
Dominion Gas Holdings LLC, 2.8%, 11/15/20		$10,000	$10,033
Energy Transfer Partners LP, 3.6%, 2/01/23		10,000	8,237
Enterprise Products Operating LLC, 1.65%, 5/07/18		12,000	11,706
Enterprise Products Operating LLC, 3.9%, 2/15/24		6,000	5,600
Enterprise Products Operating LLC, 4.85%, 3/15/44		5,000	4,045
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/32		5,000	4,745
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/45		2,000	1,562
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		12,000	9,068
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	13,000	8,470
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		$2,000	1,693
Sunoco Logistics Partners LP, 5.3%, 4/01/44		4,000	2,977
Williams Cos., Inc., 3.7%, 1/15/23		21,000	14,506
Williams Partners LP, 4.875%, 3/15/24		10,000	8,013

			$90,655
Mortgage-Backed - 1.5%
Fannie Mae, 5.198%, 2/01/16		$3,002	$3,000
Fannie Mae, 5.735%, 7/01/16		18,887	18,936
Fannie Mae, 5.05%, 1/01/17		27,384	27,973
Fannie Mae, 4.5%, 3/01/34		59,450	64,680
Fannie Mae, 5.5%, 1/01/37		10,232	11,506
Fannie Mae, 6%, 12/01/37 - 6/01/38		8,591	9,712
Fannie Mae, 4%, 2/01/41		29,700	31,517
Fannie Mae, 3.5%, 5/01/43		65,360	67,717
Freddie Mac, 3.3%, 4/25/23		50,325	52,172
Freddie Mac, 3.458%, 8/25/23		50,325	52,587

			$339,800
Network & Telecom - 0.2%
British Telecom PLC, 5.75%, 12/07/28	GBP	5,000	$8,900
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	5,000	7,071
Verizon Communications, Inc., 4.5%, 9/15/20		$5,000	5,373
Verizon Communications, Inc., 5.15%, 9/15/23		11,000	12,094
Verizon Communications, Inc., 6.4%, 9/15/33		9,000	10,254
Verizon Communications, Inc., 5.05%, 3/15/34		9,000	8,962

			$52,654
Oils - 0.0%
Valero Energy Corp., 4.9%, 3/15/45		$9,000	$7,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.2%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$20,000	$20,900
Capital One Financial Corp., 3.2%, 2/05/25		12,000	11,606
Discover Bank, 4.25%, 3/13/26		8,000	8,054

			$40,560
Pharmaceuticals - 0.9%
AbbVie, Inc., 2.5%, 5/14/20		$43,000	$42,575
Actavis Funding SCS, 3.8%, 3/15/25		6,000	5,970
Actavis Funding SCS, 4.85%, 6/15/44		2,000	1,980
Allergan PLC, 1.875%, 10/01/17		12,000	11,985
Bayer AG, 3% to 7/01/20, FRN to 7/01/75	EUR	20,000	21,754
Biogen, Inc., 5.2%, 9/15/45		$10,000	10,003
Celgene Corp., 2.875%, 8/15/20		43,000	42,693
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		15,000	15,716
Gilead Sciences, Inc., 2.35%, 2/01/20		15,000	15,013
Gilead Sciences, Inc., 4.5%, 2/01/45		7,000	6,850
Gilead Sciences, Inc., 4.75%, 3/01/46		8,000	8,091
Mylan, Inc., 2.55%, 3/28/19		4,000	3,948
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		8,000	7,820

			$194,398
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 5.4%, 2/01/43		$2,000	$840

Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24		$16,000	$17,032

Real Estate - Apartment - 0.2%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/20	EUR	20,000	$21,883
Vonovia SE, 2.125%, 7/09/22	EUR	20,000	21,891

			$43,774
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$14,000	$13,637

Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25		$7,000	$6,713

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$25,000	$28,020

Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/45		$12,000	$12,065

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 0.5%
Best Buy Co., Inc., 5.5%, 3/15/21		$19,000	$19,665
Dollar General Corp., 3.25%, 4/15/23		15,000	14,286
Dollar General Corp., 4.15%, 11/01/25		6,000	5,964
Gap, Inc., 5.95%, 4/12/21		30,000	31,751
Home Depot, Inc., 2.625%, 6/01/22		15,000	14,986
L Brands, Inc., 6.875%, 11/01/35 (n)		2,000	2,055
Limited Brands, Inc., 7%, 5/01/20		25,000	28,188

			$116,895
Supermarkets - 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	10,000	$8,109

Supranational - 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	10,000	$7,817
International Finance Corp., 3.25%, 7/22/19	AUD	15,000	11,146

			$18,963
Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	50,000	$65,426
American Tower Corp., REIT, 4.7%, 3/15/22		$4,000	4,206
American Tower Corp., REIT, 3.5%, 1/31/23		11,000	10,759
American Tower Corp., REIT, 4%, 6/01/25		25,000	24,578
Crown Castle International Corp., 5.25%, 1/15/23		18,000	18,923
T-Mobile USA, Inc., 6.25%, 4/01/21		22,000	22,715

			$146,607
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/20	CAD	12,000	$9,679

Tobacco - 0.5%
Altria Group, Inc., 2.85%, 8/09/22		$30,000	$29,251
Altria Group, Inc., 4%, 1/31/24		15,000	15,541
Reynolds American, Inc., 8.125%, 6/23/19		11,000	12,946
Reynolds American, Inc., 3.25%, 6/12/20		37,000	37,607
Reynolds American, Inc., 4%, 6/12/22		7,000	7,282
Reynolds American, Inc., 4.45%, 6/12/25		4,000	4,186

			$106,813
Transportation - Services - 0.0%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$5,000	$5,061

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 6/01/25	$29,530	$31,222
Small Business Administration, 2.22%, 3/01/33	32,275	31,847

		$63,069
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bonds, 4.5%, 8/15/39	$30,000	$38,325
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/17 (f)	135,054	134,751
U.S. Treasury Bonds, TIPS, 1.625%, 1/15/18	53,347	54,995
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/20	92,504	91,258
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/21 (f)	122,833	126,513
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/23	147,138	143,530
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/24 (f)	189,554	187,120
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24 (f)	144,209	136,734
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/25	89,352	85,140
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/25	113,535	128,870
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/25	65,177	62,995
U.S. Treasury Bonds, TIPS, 2%, 1/15/26	105,430	116,933
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/27 (f)	57,777	66,672
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/28	77,183	84,169
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/28 (f)	57,338	74,816
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/29	54,269	64,161
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/29	52,073	70,603
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/32	25,454	34,359
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/40	35,205	41,308
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/41 (f)	31,489	37,153
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/42	54,722	47,877
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/43	80,673	67,976
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/44	82,644	83,766
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/45	65,637	56,986
U.S. Treasury Notes, 1.125%, 6/15/18	125,000	124,725
U.S. Treasury Notes, 3.5%, 5/15/20	69,000	74,210
U.S. Treasury Notes, TIPS, 2.375%, 1/15/17	34,195	35,032
U.S. Treasury Notes, TIPS, 2.625%, 7/15/17	49,335	51,514
U.S. Treasury Notes, TIPS, 0.125%, 4/15/18 (f)	212,937	212,432
U.S. Treasury Notes, TIPS, 1.375%, 7/15/18	48,519	50,208
U.S. Treasury Notes, TIPS, 2.125%, 1/15/19	59,807	63,250
U.S. Treasury Notes, TIPS, 0.125%, 4/15/19	60,889	60,492
U.S. Treasury Notes, TIPS, 1.875%, 7/15/19	57,911	61,365
U.S. Treasury Notes, TIPS, 1.375%, 1/15/20 (f)	61,579	63,962
U.S. Treasury Notes, TIPS, 1.25%, 7/15/20	142,836	148,409
U.S. Treasury Notes, TIPS, 0.625%, 7/15/21	120,275	120,935
U.S. Treasury Notes, TIPS, 0.125%, 1/15/22 (f)	117,668	113,891
U.S. Treasury Notes, TIPS, 0.125%, 7/15/22 (f)	165,445	160,210

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, TIPS, 0.125%, 1/15/23 (f)		$127,744	$122,311

			$3,499,956
Utilities - Electric Power - 0.4%
CMS Energy Corp., 5.05%, 3/15/22		$15,000	$16,323
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	5,000	8,834
EDP Finance B.V., 4.125%, 6/29/20	EUR	25,000	29,614
PPL Capital Funding, Inc., 5%, 3/15/44		$6,000	6,186
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		4,000	4,365
Progress Energy, Inc., 7.05%, 3/15/19		30,000	34,039

			$99,361
Total Bonds (Identified Cost, $10,859,582)			$10,421,570

Common Stocks - 29.8%
Aerospace - 0.9%
Honeywell International, Inc.		548	$56,756
Northrop Grumman Corp.		333	62,874
Rockwell Collins, Inc.		279	25,752
United Technologies Corp.		420	40,349

			$185,731
Alcoholic Beverages - 0.1%
AmBev S.A., ADR		5,735	$25,578

Apparel Manufacturers - 0.3%
Burberry Group PLC		1,361	$23,976
LVMH Moet Hennessy Louis Vuitton S.A.		187	29,233
PVH Corp.		261	19,223

			$72,432
Automotive - 0.3%
Delphi Automotive PLC		472	$40,465
DENSO Corp.		700	33,376

			$73,841
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)		369	$70,387

Broadcasting - 0.5%
Time Warner, Inc.		442	$28,584
Twenty-First Century Fox, Inc.		1,283	34,846
WPP PLC		1,537	35,378

			$98,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - 0.6%
BlackRock, Inc.	171	$58,229
Franklin Resources, Inc.	788	29,014
NASDAQ, Inc.	671	39,032

		$126,275
Business Services - 1.2%
Accenture PLC, “A”	459	$47,966
Cognizant Technology Solutions Corp., “A” (a)	783	46,996
Equifax, Inc.	247	27,508
Fidelity National Information Services, Inc.	754	45,692
Fiserv, Inc. (a)	332	30,365
Gartner, Inc. (a)	389	35,282
Global Payments, Inc.	474	30,578

		$264,387
Cable TV - 0.4%
Charter Communications, Inc., “A” (a)(l)	321	$58,775
Time Warner Cable, Inc.	183	33,963

		$92,738
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	493	$32,834
Monsanto Co.	405	39,901
Orica Ltd.	1,393	15,582
PPG Industries, Inc.	497	49,114

		$137,431
Computer Software - 0.6%
Adobe Systems, Inc. (a)	608	$57,116
Qlik Technologies, Inc. (a)	783	24,790
Salesforce.com, Inc. (a)	686	53,782

		$135,688
Computer Software - Systems - 0.6%
Apple, Inc.	409	$43,051
EMC Corp.	441	11,325
Hewlett Packard Enterprise	2,815	42,788
Sabre Corp.	960	26,851
SS&C Technologies Holdings, Inc.	138	9,421

		$133,436
Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	1,736	$23,301

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 0.2%
Sherwin-Williams Co.	122	$31,671

Consumer Products - 0.7%
Hengan International Group Co. Ltd.	2,000	$18,764
Kimberly-Clark Corp.	310	39,463
L’Oréal	249	41,892
Newell Rubbermaid, Inc.	978	43,110

		$143,229
Consumer Services - 0.2%
Priceline Group, Inc. (a)	31	$39,523

Containers - 0.1%
Crown Holdings, Inc. (a)	575	$29,153

Electrical Equipment - 0.9%
Danaher Corp. (s)	1,273	$118,236
Schneider Electric S.A.	908	51,698
W.W. Grainger, Inc.	150	30,389

		$200,323
Electronics - 0.6%
Avago Technologies Ltd.	331	$48,045
MediaTek, Inc.	2,000	15,115
NXP Semiconductors N.V. (a)	249	20,978
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	47,466
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	215	4,891

		$136,495
Energy - Independent - 0.8%
Anadarko Petroleum Corp.	617	$29,974
EOG Resources, Inc.	726	51,394
INPEX Corp.	2,100	20,713
Memorial Resource Development Corp. (a)	1,683	27,180
Oil Search Ltd.	6,039	29,484
Pioneer Natural Resources Co.	183	22,945

		$181,690
Energy - Integrated - 0.7%
BG Group PLC	5,031	$72,956
Exxon Mobil Corp. (s)	931	72,571

		$145,527

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 1.3%
Coca-Cola Co. (s)	1,483	$63,710
Danone S.A.	769	51,898
M. Dias Branco S.A. Industria e Comercio de Alimentos	84	1,412
Mead Johnson Nutrition Co., “A”	415	32,764
Mondelez International, Inc.	1,379	61,834
Nestle S.A.	1,044	77,385

		$289,003
Food & Drug Stores - 0.3%
CVS Health Corp. (s)	755	$73,816

General Merchandise - 0.7%
Costco Wholesale Corp.	282	$45,543
Dollar Tree, Inc. (a)	706	54,517
Target Corp. (s)	796	57,798

		$157,858
Health Maintenance Organizations - 0.2%
UnitedHealth Group, Inc.	433	$50,938

Insurance - 1.0%
ACE Ltd.	447	$52,232
AIA Group Ltd.	10,000	59,576
American International Group, Inc.	1,069	66,246
Hiscox Ltd.	2,899	45,045

		$223,099
Internet - 1.3%
Alibaba Group Holding Ltd., ADR (a)	326	$26,494
Alphabet, Inc., “A” (a)(s)	137	106,587
Alphabet, Inc., “C” (a)	57	43,256
Facebook, Inc., “A “ (a)(s)	726	75,983
LinkedIn Corp., “A” (a)	169	38,039

		$290,359
Machinery & Tools - 0.5%
Kubota Corp.	2,000	$30,830
Roper Technologies, Inc.	261	49,535
Schindler Holding AG	198	33,154

		$113,519
Major Banks - 1.9%
Barclays PLC	12,275	$39,730
BNP Paribas	776	43,925

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
BOC Hong Kong Holdings Ltd.	10,000	$30,343
Goldman Sachs Group, Inc.	169	30,459
HSBC Holdings PLC	8,090	63,842
JPMorgan Chase & Co. (s)	1,200	79,236
Sumitomo Mitsui Financial Group, Inc.	1,400	52,811
Wells Fargo & Co. (s)	1,551	84,312

		$424,658
Medical & Health Technology & Services - 0.2%
McKesson Corp.	261	$51,477

Medical Equipment - 0.8%
Cooper Cos., Inc.	215	$28,853
Stryker Corp. (s)	701	65,151
Terumo Corp.	1,100	34,048
VWR Corp. (a)	1,873	53,025

		$181,077
Metals & Mining - 0.3%
Iluka Resources Ltd.	1,922	$8,505
Rio Tinto Ltd.	2,032	59,297

		$67,802
Natural Gas - Distribution - 0.5%
Centrica PLC	5,431	$17,444
China Resources Gas Group Ltd.	12,000	35,708
Engie	1,255	22,211
Tokyo Gas Co. Ltd.	5,000	23,487

		$98,850
Natural Gas - Pipeline - 0.2%
Enbridge, Inc.	738	$24,534
Enterprise Products Partners LP	998	25,529

		$50,063
Network & Telecom - 0.3%
Cisco Systems, Inc.	2,356	$63,977

Oil Services - 0.2%
Schlumberger Ltd.	551	$38,432

Other Banks & Diversified Financials - 2.9%
ABN AMRO Group N.V., GDR (a)	1,721	$38,659
Aeon Credit Service Co. Ltd.	1,300	29,084

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
American Express Co. (s)	862	$59,952
Credicorp Ltd.	244	23,746
Discover Financial Services	648	34,746
Element Financial Corp.	2,737	33,033
HDFC Bank Ltd., ADR	880	54,208
Intesa Sanpaolo S.p.A.	13,014	43,370
Julius Baer Group Ltd.	693	33,225
Kasikornbank Co. Ltd.	4,800	19,844
KBC Groep N.V.	581	36,327
Lloyds TSB Group PLC	47,273	50,922
UBS AG	3,522	67,777
Visa, Inc., “A” (s)	1,079	83,676
Wintrust Financial Corp.	676	32,800

		$641,369
Pharmaceuticals - 2.0%
Allergan PLC (a)(s)	236	$73,750
Bayer AG	323	40,524
Eli Lilly & Co. (s)	806	67,914
Novartis AG	991	84,707
Roche Holding AG	303	83,503
Santen Pharmaceutical Co. Ltd.	2,800	46,047
Valeant Pharmaceuticals International, Inc. (a)	474	48,182

		$444,627
Printing & Publishing - 0.2%
Reed Elsevier N.V.	2,334	$39,248

Railroad & Shipping - 0.3%
Union Pacific Corp.	704	$55,053

Restaurants - 0.6%
Aramark	1,499	$48,343
Whitbread PLC	542	35,026
YUM! Brands, Inc.	597	43,611

		$126,980
Specialty Chemicals - 0.7%
Akzo Nobel N.V.	573	$38,273
LG Chemical Ltd.	209	57,724
Linde AG	244	35,417
W.R. Grace & Co. (a)	226	22,507

		$153,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 0.6%
ABC-MART, Inc.	700	$38,398
Amazon.com, Inc. (a)	53	35,822
Gap, Inc.	866	21,390
Urban Outfitters, Inc. (a)	1,203	27,368

		$122,978
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	440	$42,658
KDDI Corp.	3,000	77,661
Mobile TeleSystems PJSC	2,506	7,209
Philippine Long Distance Telephone Co.	255	11,164
Vodafone Group PLC	7,188	23,250

		$161,942
Telephone Services - 0.4%
BT Group PLC	3,688	$25,489
Hellenic Telecommunications Organization S.A.	2,275	22,799
TDC A.S.	3,602	17,868
Verizon Communications, Inc.	452	20,891

		$87,047
Tobacco - 0.3%
Japan Tobacco, Inc.	1,100	$40,389
Reynolds American, Inc.	665	30,690

		$71,079
Trucking - 0.2%
Yamato Holdings Co. Ltd.	1,600	$33,911

Utilities - Electric Power - 0.5%
CMS Energy Corp. (s)	2,200	$79,376
NextEra Energy, Inc.	354	36,778

		$116,154
Total Common Stocks (Identified Cost, $5,635,207)		$6,576,881

Underlying Affiliated Funds - 18.5%
MFS Commodity Strategy Fund - Class R5 (v)	533,105	$2,862,775
MFS Global Real Estate Fund - Class R5	82,654	1,227,417
Total Underlying Affiliated Funds (Identified Cost, $5,532,766)		$4,090,192

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.2%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value (v)	699,820	$699,820

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.32%, at Cost and Net Asset Value (j)	53,016	$53,016
Total Investments (Identified Cost, $22,780,391)		$21,841,479

Other Assets, Less Liabilities - 1.0%		225,710
Net Assets - 100.0%		$22,067,189

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $245,802, representing 1.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At December 31, 2015, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

Portfolio of Investments (unaudited) – continued

IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 12/31/15

Forward Foreign Currency Exchange Contracts at 12/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	488,665	1/13/16	$349,000	$355,956	$6,956
SELL	AUD	JPMorgan Chase Bank N.A.	714,712	3/18/16	519,217	518,939	278
SELL	BRL	JPMorgan Chase Bank N.A.	199,895	3/18/16	49,836	49,346	490
SELL	CAD	Credit Suisse Group	29,000	1/15/16	21,680	20,958	722
SELL	CAD	Deutsche Bank AG	33,000	1/15/16	24,300	23,850	450
SELL	CAD	Goldman Sachs International	144,000	1/15/16	107,767	104,071	3,696
SELL	CAD	JPMorgan Chase Bank N.A.	716,880	1/13/16-3/18/16	533,613	518,106	15,507
SELL	CAD	Merrill Lynch International	99,767	1/15/16	76,100	72,103	3,997
SELL	CHF	JPMorgan Chase Bank N.A.	1,764,938	3/18/16	1,791,087	1,767,612	23,475
SELL	DKK	Goldman Sachs International	509,135	1/15/16-3/18/16	75,272	74,301	971
BUY	EUR	Citibank N.A.	109,816	1/15/16	116,201	119,373	3,172
BUY	EUR	Deutsche Bank AG	52,000	1/15/16	55,017	56,525	1,508
BUY	EUR	Goldman Sachs International	18,000	1/15/16	19,040	19,567	527

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	EUR	Citibank N.A.	79,000	1/15/16	$87,144	$85,875	$1,269
SELL	EUR	Deutsche Bank AG	78,000	3/18/16	85,993	84,923	1,070
SELL	EUR	Goldman Sachs International	3,887,836	1/15/16-3/18/16	4,269,479	4,232,304	37,175
SELL	EUR	Merrill Lynch International	11,000	1/15/16	12,171	11,957	214
SELL	EUR	Morgan Stanley Capital Services, Inc.	29,000	1/15/16	31,708	31,524	184
SELL	GBP	Citibank N.A.	12,000	1/15/16	18,123	17,691	432
SELL	GBP	Credit Suisse Group	26,000	1/15/16	39,266	38,330	936
SELL	GBP	Goldman Sachs International	63,000	1/15/16	95,046	92,877	2,169
SELL	GBP	JPMorgan Chase Bank N.A.	2,117,961	1/13/16-3/18/16	3,210,678	3,122,635	88,043
BUY	HKD	Goldman Sachs International	767,720	3/18/16	99,105	99,117	12
BUY	HKD	JPMorgan Chase Bank N.A.	178,204	3/18/16	23,000	23,007	7
SELL	ILS	Goldman Sachs International	119,919	3/18/16	31,211	30,866	345
BUY	INR	JPMorgan Chase Bank N.A.	816,660	3/18/16	12,000	12,198	198
BUY	JPY	Barclays Bank PLC	1,875,000	1/15/16	15,239	15,603	364
BUY	JPY	Credit Suisse Group	2,345,000	1/15/16	19,058	19,515	457
BUY	JPY	Goldman Sachs International	3,098,000	1/15/16	25,224	25,781	557
BUY	JPY	JPMorgan Chase Bank N.A.	10,783,219	1/15/16-3/18/16	88,860	89,835	975
BUY	JPY	Morgan Stanley Capital Services, Inc.	9,052,637	1/15/16	74,968	75,335	367
SELL	JPY	Goldman Sachs International	6,015,935	1/15/16	50,117	50,064	53
BUY	KRW	JPMorgan Chase Bank N.A.	14,277,720	3/18/16	12,000	12,157	157
SELL	MXN	Goldman Sachs International	984,950	1/15/16	58,911	57,108	1,803
BUY	MYR	BNP Paribas S.A.	95,709	1/19/16	22,218	22,268	50

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	NOK	Goldman Sachs International	4,593,003	1/13/16-3/18/16	$535,779	$518,763	$17,016
BUY	NZD	Deutsche Bank AG	22,067	1/15/16	14,895	15,084	189
BUY	NZD	Goldman Sachs International	1,083,336	1/13/16-3/18/16	712,180	740,520	28,340
BUY	NZD	Westpac Banking Corp.	82,424	1/15/16	53,520	56,342	2,822
BUY	PLN	Goldman Sachs International	47,665	3/18/16	12,000	12,134	134
SELL	RUB	JPMorgan Chase Bank N.A.	1,557,772	3/18/16	21,384	20,975	409
BUY	SEK	Deutsche Bank AG	653,000	1/15/16	77,048	77,379	331
BUY	SEK	Goldman Sachs International	3,299,785	1/13/16-3/18/16	387,484	391,590	4,106
BUY	SGD	Barclays Bank PLC	24,000	1/15/16	16,846	16,920	74
SELL	SGD	JPMorgan Chase Bank N.A.	103,170	3/18/16	73,002	72,589	413
BUY	TRY	JPMorgan Chase Bank N.A.	43,000	1/15/16	14,085	14,697	612
BUY	TWD	JPMorgan Chase Bank N.A.	434,098	3/18/16	13,104	13,226	122
SELL	ZAR	JPMorgan Chase Bank N.A.	1,134,445	3/18/16	72,791	72,376	415

							$253,569

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	831,372	1/13/16	$607,000	$605,591	$(1,409)
SELL	AUD	JPMorgan Chase Bank N.A.	39,043	3/18/16	28,000	28,349	(349)
SELL	AUD	Westpac Banking Corp.	111,867	1/15/16	80,361	81,478	(1,117)
BUY	BRL	JPMorgan Chase Bank N.A.	59,766	3/18/16	15,000	14,754	(246)
BUY	CAD	Goldman Sachs International	211,310	1/15/16	157,808	152,716	(5,092)
BUY	CAD	JPMorgan Chase Bank N.A.	424,621	1/13/16-3/18/16	323,000	306,879	(16,121)
BUY	CAD	Merrill Lynch International	106,000	1/15/16	80,435	76,607	(3,828)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	CHF	JPMorgan Chase Bank N.A.	647,627	1/13/16-3/18/16	$657,000	$647,423	$(9,577)
BUY	CHF	UBS AG	66,000	1/15/16	67,995	65,922	(2,073)
SELL	CHF	Goldman Sachs International	7,000	1/15/16	6,968	6,992	(24)
SELL	CHF	JPMorgan Chase Bank N.A.	793,102	1/13/16	774,000	792,099	(18,099)
SELL	CLP	JPMorgan Chase Bank N.A.	9,422,250	3/18/16	13,095	13,188	(93)
BUY	CZK	Morgan Stanley Capital Services, Inc.	248,000	1/15/16	10,347	9,977	(370)
BUY	DKK	Deutsche Bank AG	64,666	1/15/16	9,541	9,420	(121)
BUY	EUR	Barclays Bank PLC	25,000	1/15/16	28,434	27,176	(1,258)
BUY	EUR	Deutsche Bank AG	237,534	1/15/16	267,842	258,206	(9,636)
BUY	EUR	Goldman Sachs International	599,762	1/15/16-3/18/16	661,730	652,574	(9,156)
BUY	EUR	JPMorgan Chase Bank N.A.	24,000	1/15/16	27,303	26,089	(1,214)
BUY	EUR	Merrill Lynch International	51,502	1/15/16	56,448	55,984	(464)
SELL	EUR	Citibank N.A.	67,047	1/15/16	71,492	72,882	(1,390)
SELL	EUR	Goldman Sachs International	100,667	1/15/16	108,004	109,427	(1,423)
BUY	GBP	BNP Paribas S.A.	128,108	1/15/16	194,931	188,862	(6,069)
BUY	GBP	Deutsche Bank AG	5,803	1/15/16	8,783	8,555	(228)
BUY	GBP	Goldman Sachs International	40,236	1/15/16	61,268	59,318	(1,950)
BUY	GBP	JPMorgan Chase Bank N.A.	177,842	1/13/16-3/18/16	271,000	262,203	(8,797)
BUY	HKD	Goldman Sachs International	108,489	1/13/16	14,000	13,999	(1)
SELL	HKD	Goldman Sachs International	240,238	1/13/16	31,000	31,000	0
SELL	HKD	JPMorgan Chase Bank N.A.	3,154,801	3/18/16	407,177	407,303	(126)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	IDR	JPMorgan Chase Bank N.A.	312,390,000	3/18/16	$21,447	$22,258	$(811)
BUY	ILS	Goldman Sachs International	45,000	1/15/16	11,718	11,566	(152)
SELL	INR	JPMorgan Chase Bank N.A.	4,309,200	3/18/16	63,191	64,364	(1,173)
BUY	JPY	Credit Suisse Group	46,806,794	1/15/16	391,036	389,519	(1,517)
BUY	JPY	Goldman Sachs International	777,000	1/15/16	6,489	6,466	(23)
SELL	JPY	Barclays Bank PLC	968,000	1/15/16	7,869	8,056	(187)
SELL	JPY	Goldman Sachs International	9,267,000	1/15/16	76,408	77,119	(711)
SELL	JPY	JPMorgan Chase Bank N.A.	106,898,648	1/15/16-3/18/16	885,015	890,800	(5,785)
BUY	KRW	JPMorgan Chase Bank N.A.	131,368,710	1/13/16	113,477	112,012	(1,465)
SELL	KRW	JPMorgan Chase Bank N.A.	270,455,920	3/18/16	226,927	230,285	(3,358)
SELL	MXN	JPMorgan Chase Bank N.A.	1,208,722	3/18/16	69,324	69,769	(445)
SELL	MYR	JPMorgan Chase Bank N.A.	205,427	3/18/16	47,316	47,600	(284)
BUY	NOK	Goldman Sachs International	18,860,781	1/13/16-3/18/16	2,181,911	2,129,507	(52,404)
SELL	NZD	Goldman Sachs International	1,049,792	3/18/16	701,282	714,841	(13,559)
SELL	NZD	JPMorgan Chase Bank N.A.	239,000	1/15/16	158,724	163,372	(4,648)
SELL	NZD	Westpac Banking Corp.	239,760	1/15/16	157,984	163,891	(5,907)
BUY	PLN	Morgan Stanley Capital Services, Inc.	81,039	1/15/16	21,439	20,655	(784)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	PLN	Goldman Sachs International	140,137	3/18/16	$35,280	$35,674	$(394)
BUY	SEK	Goldman Sachs International	54,873	1/15/16	6,670	6,502	(168)
SELL	SEK	Deutsche Bank AG	579,000	1/15/16	68,339	68,610	(271)
SELL	SEK	Goldman Sachs International	1,788,853	1/13/16-3/18/16	208,000	211,995	(3,995)
SELL	SEK	UBS AG	51,000	1/15/16	6,019	6,043	(24)
BUY	THB	JPMorgan Chase Bank N.A.	719,460	1/25/16	20,030	19,955	(75)
SELL	THB	JPMorgan Chase Bank N.A.	1,524,346	3/18/16	41,999	42,148	(149)
SELL	TWD	Goldman Sachs International	3,295,410	3/18/16	100,046	100,407	(361)
BUY	ZAR	JPMorgan Chase Bank N.A.	296,000	1/15/16	21,456	19,106	(2,350)

							$(201,231)

Futures Contracts at 12/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Index (Long)	EUR	5	$477,497	January - 2016	$7,225
CAC 40 Index (Long)	EUR	4	201,000	January - 2016	2,702
DAX Index (Long)	EUR	3	864,043	March - 2016	18,938
FTSE/MIB Index (Long)	EUR	10	1,148,506	March - 2016	1,407
TOPIX Index (Short)	JPY	4	507,868	March - 2016	19,524
KOSPI 200 Index (Long)	KRW	3	305,038	March - 2016	254
Mexico Bolsa Index (Long)	MXN	10	250,306	March - 2016	7,415
OMX 30 Index (Long)	SEK	64	1,085,148	January - 2016	11,398
MSCI Singapore Index (Short)	SGD	14	317,584	January - 2016	1,338
MSCI Taiwan Index (Short)	USD	1	30,108	January - 2016	737

					$70,938

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	13	$1,202,064	March - 2016	$3,062

					$74,000

Portfolio of Investments (unaudited) – continued

Futures Contracts at 12/31/15 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	13	$1,234,055	March - 2016	$(70,986)
Bovespa Index (Long)	BRL	82	909,177	February - 2016	(36,085)
S&P/TSX 60 Index (Short)	CAD	11	1,209,785	March - 2016	(19,031)
IBEX 35 Index (Long)	EUR	10	1,027,269	January - 2016	(16,832)
FTSE 100 Index (Short)	GBP	7	633,649	March - 2016	(23,169)
Hang Seng China Enterprises Index (Long)	HKD	9	561,063	January - 2016	(17,753)
Hang Seng Index (Long)	HKD	5	704,139	January - 2016	(10,007)
TurkDEX-BIST 30 Index (Long)	TRY	182	555,879	February - 2016	(24,492)
E-Mini S&P 500 Index (Short)	USD	17	1,730,090	March - 2016	(29,334)
Russell 2000 Mini Index (Short)	USD	9	1,018,350	March - 2016	(12,402)
SGX CNX Nifty Index (Short)	USD	30	476,880	January - 2016	(2,050)

					$(262,141)

Interest Rate Futures
Canadian Government Bond 10 yr (Short)	CAD	13	$1,324,615	March - 2016	$(13,281)
German Euro Bund (Long)	EUR	5	858,098	March - 2016	(9,511)
UK Long Gilt Bond (Long)	GBP	5	860,712	March - 2016	(5,307)
Japanese Government Bond 10 yr (Short)	JPY	2	2,479,970	March - 2016	(5,325)

					$(33,424)

					$(295,565)

At December 31, 2015, the fund had cash collateral of $157,224 and liquid securities with an aggregate value of $1,713,329 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $16,547,805)	$17,051,467
Underlying affiliated funds, at value (identified cost, $6,232,586)	4,790,012
Total investments, at value, including $51,634 of securities on loan (identified cost, $22,780,391)	$21,841,479
Cash	20,318
Deposits with brokers	157,224
Receivables for
Forward foreign currency exchange contracts	253,569
Investments sold	46,016
Fund shares sold	2,443
Interest and dividends	100,119
Receivable from investment adviser	28,817
Other assets	337
Total assets	$22,450,322
Liabilities
Payable to custodian	$275
Payables for
Forward foreign currency exchange contracts	201,231
Daily variation margin on open futures contracts	21,061
Investments purchased	9,915
Fund shares reacquired	30
Collateral for securities loaned, at value	53,016
Payable to affiliates
Shareholder servicing costs	2,741
Distribution and service fees	212
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	94,641
Total liabilities	$383,133
Net assets	$22,067,189
Net assets consist of
Paid-in capital	$25,834,303
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,111,777)
Accumulated distributions in excess of net realized gain on investments and foreign currency	(2,335,770)
Accumulated net investment loss	(319,567)
Net assets	$22,067,189
Shares of beneficial interest outstanding	2,616,744

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,566,004	660,598	$8.43
Class B	731,109	88,782	8.23
Class C	1,677,360	203,778	8.23
Class I	12,137,656	1,431,707	8.48
Class R1	48,078	5,821	8.26
Class R2	51,946	6,197	8.38
Class R3	1,252,167	148,812	8.41
Class R4	48,213	5,688	8.48
Class R5	554,656	65,361	8.49

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.94 [100 / 94.25 x $8.43]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$145,664
Dividends	59,441
Dividends from underlying affiliated funds	42,084
Foreign taxes withheld	(1,915)
Total investment income	$245,274
Expenses
Management fee	$91,181
Distribution and service fees	23,346
Shareholder servicing costs	9,635
Administrative services fee	8,797
Independent Trustees’ compensation	623
Custodian fee	50,509
Shareholder communications	10,640
Audit and tax fees	35,094
Legal fees	123
Registration fees	58,078
Miscellaneous	17,450
Total expenses	$305,476
Fees paid indirectly	(6)
Reduction of expenses by investment adviser and distributor	(154,457)
Net expenses	$151,013
Net investment income	$94,261
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investment transactions from non-affiliated issuers	$(5,546)
Investment transactions from underlying affiliated funds	(426,965)
Capital gain distributions from underlying affiliated funds	60,138
Futures contracts	(624,651)
Foreign currency	264,083
Net realized gain (loss) on investments and foreign currency	$(732,941)
Change in unrealized appreciation (depreciation)
Investments	$(1,217,875)
Futures contracts	(198,754)
Translation of assets and liabilities in foreign currencies	(101,802)
Net unrealized gain (loss) on investments and foreign currency translation	$(1,518,431)
Net realized and unrealized gain (loss) on investments and foreign currency	$(2,251,372)
Change in net assets from operations	$(2,157,111)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 12/31/15 (unaudited)	Year ended 6/30/15
From operations
Net investment income	$94,261	$152,180
Net realized gain (loss) on investments and foreign currency	(732,941)	800,390
Net unrealized gain (loss) on investments and foreign currency translation	(1,518,431)	(1,728,813)
Change in net assets from operations	$(2,157,111)	$(776,243)
Distributions declared to shareholders
From net investment income	$—	$(356,893)
From net realized gain on investments	(1,039,036)	(1,148,034)
Total distributions declared to shareholders	$(1,039,036)	$(1,504,927)
Change in net assets from fund share transactions	$(2,096,330)	$(2,454,489)
Total change in net assets	$(5,292,477)	$(4,735,659)
Net assets
At beginning of period	27,359,666	32,095,325
At end of period (including accumulated distributions in excess of net investment income of $319,567 and $413,828, respectively)	$22,067,189	$27,359,666

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/15 (unaudited)		Years ended 6/30
Class A			2015	2014	2013	2012	2011 (c)

Net asset value, beginning of period	$9.63		$10.40	$9.38	$9.01	$10.15	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.09	$0.08	$0.10	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		(0.31)	0.99	0.29	(1.04)	0.16
Total from investment operations	$(0.78)		$(0.27)	$1.08	$0.37	$(0.94)	$0.21
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.06)	$—	$(0.10)	$(0.06)
From net realized gain on investments	(0.42)		(0.38)	—	—	(0.03)	—
From tax return of capital	—		—	—	—	(0.07)	—
Total distributions declared to shareholders	$(0.42)		$(0.50)	$(0.06)	$—	$(0.20)	$(0.06)
Net asset value, end of period (x)	$8.43		$9.63	$10.40	$9.38	$9.01	$10.15
Total return (%) (r)(s)(t)(x)	(8.17	)(n)	(2.56)	11.48	4.11	(9.28)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.51	(a)	2.35	2.04	2.07	2.11	2.08	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	1.27	1.27	1.27	1.27	(a)
Net investment income	0.69	(a)	0.44	0.89	0.78	1.07	1.96	(a)
Portfolio turnover	16	(n)	39	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$5,566		$6,654	$7,469	$5,181	$4,827	$862
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		N/A	1.27	1.27	1.27	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/15 (unaudited)		Years ended 6/30
Class B			2015	2014	2013	2012	2011 (c)

Net asset value, beginning of period	$9.46		$10.26	$9.28	$8.98	$10.15	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.03)	$0.01	$0.01	$0.03	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		(0.31)	0.98	0.29	(1.04)	0.16
Total from investment operations	$(0.81)		$(0.34)	$0.99	$0.30	$(1.01)	$0.20
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.01)	$—	$(0.08)	$(0.05)
From net realized gain on investments	(0.42)		(0.38)	—	—	(0.03)	—
From tax return of capital	—		—	—	—	(0.05)	—
Total distributions declared to shareholders	$(0.42)		$(0.46)	$(0.01)	$—	$(0.16)	$(0.05)
Net asset value, end of period (x)	$8.23		$9.46	$10.26	$9.28	$8.98	$10.15
Total return (%) (r)(s)(t)(x)	(8.64	)(n)	(3.29)	10.63	3.34	(9.99)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.25	(a)	3.11	2.79	2.81	2.83	2.80	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	2.02	2.02	2.02	2.02	(a)
Net investment income (loss)	(0.05	)(a)	(0.30)	0.14	0.06	0.29	1.35	(a)
Portfolio turnover	16	(n)	39	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$731		$899	$933	$625	$601	$202
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		N/A	2.02	2.02	2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/15 (unaudited)		Years ended 6/30
Class C			2015	2014	2013		2012	2011 (c)

Net asset value, beginning of period	$9.45		$10.25	$9.27	$8.97		$10.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.03)	$0.01	$0.00	(w)	$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.80)		(0.31)	0.98	0.30		(1.04)	0.16
Total from investment operations	$(0.80)		$(0.34)	$0.99	$0.30		$(1.01)	$0.19
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.01)	$—		$(0.08)	$(0.05)
From net realized gain on investments	(0.42)		(0.38)	—	—		(0.03)	—
From tax return of capital	—		—	—	—		(0.05)	—
Total distributions declared to shareholders	$(0.42)		$(0.46)	$(0.01)	$—		$(0.16)	$(0.05)
Net asset value, end of period (x)	$8.23		$9.45	$10.25	$9.27		$8.97	$10.14
Total return (%) (r)(s)(t)(x)	(8.54	)(n)	(3.29)	10.63	3.34		(10.02)	1.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.26	(a)	3.10	2.79	2.82		2.85	2.84	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	2.02	2.02		2.02	2.02	(a)
Net investment income (loss)	(0.05	)(a)	(0.31)	0.12	0.03		0.31	1.15	(a)
Portfolio turnover	16	(n)	39	47	48		48	28	(n)
Net assets at end of period (000 omitted)	$1,677		$2,105	$2,393	$2,253		$2,223	$648
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		N/A	2.02	2.02		2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/15 (unaudited)		Years ended 6/30
Class I			2015	2014	2013	2012	2011 (c)

Net asset value, beginning of period	$9.67		$10.43	$9.42	$9.02	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.11	$0.10	$0.12	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		(0.32)	0.99	0.30	(1.04)	0.16
Total from investment operations	$(0.77)		$(0.25)	$1.10	$0.40	$(0.92)	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.09)	$—	$(0.11)	$(0.06)
From net realized gain on investments	(0.42)		(0.38)	—	—	(0.03)	—
From tax return of capital	—		—	—	—	(0.08)	—
Total distributions declared to shareholders	$(0.42)		$(0.51)	$(0.09)	$—	$(0.22)	$(0.06)
Net asset value, end of period (x)	$8.48		$9.67	$10.43	$9.42	$9.02	$10.16
Total return (%) (r)(s)(x)	(8.03	)(n)	(2.32)	11.68	4.43	(9.13)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.25	(a)	2.10	1.79	1.81	1.76	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	1.02	1.02	1.02	1.02	(a)
Net investment income	0.94	(a)	0.69	1.11	1.04	1.23	2.39	(a)
Portfolio turnover	16	(n)	39	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$12,138		$15,889	$19,534	$21,760	$23,150	$24,915
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		N/A	1.02	1.02	1.02	1.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/15 (unaudited)		Years ended 6/30
Class R1			2015	2014		2013		2012	2011 (c)

Net asset value, beginning of period	$9.48		$10.28	$9.30		$9.00		$10.16	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03)	$0.01		$0.00	(w)	$0.02	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.80)		(0.31)	0.97		0.30		(1.03)	0.16
Total from investment operations	$(0.80)		$(0.34)	$0.98		$0.30		$(1.01)	$0.20
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.00	)(w)	$—		$(0.07)	$(0.04)
From net realized gain on investments	(0.42)		(0.38)	—		—		(0.03)	—
From tax return of capital	—		—	—		—		(0.05)	—
Total distributions declared to shareholders	$(0.42)		$(0.46)	$(0.00	)(w)	$—		$(0.15)	$(0.04)
Net asset value, end of period (x)	$8.26		$9.48	$10.28		$9.30		$9.00	$10.16
Total return (%) (r)(s)(x)	(8.51	)(n)	(3.28)	10.59		3.33		(10.02)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.23	(a)	3.10	2.79		2.81		2.76	2.79	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	2.02		2.02		2.02	2.02	(a)
Net investment income (loss)	0.03	(a)	(0.31)	0.12		0.04		0.22	1.39	(a)
Portfolio turnover	16	(n)	39	47		48		48	28	(n)
Net assets at end of period (000 omitted)	$48		$101	$105		$95		$92	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		N/A	2.02		2.02		2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/15 (unaudited)		Years ended 6/30
Class R2			2015	2014	2013	2012	2011 (c)

Net asset value, beginning of period	$9.59		$10.38	$9.36	$9.01	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.02	$0.06	$0.05	$0.07	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		(0.33)	0.99	0.30	(1.04)	0.16
Total from investment operations	$(0.79)		$(0.31)	$1.05	$0.35	$(0.97)	$0.21
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.03)	$—	$(0.09)	$(0.05)
From net realized gain on investments	(0.42)		(0.38)	—	—	(0.03)	—
From tax return of capital	—		—	—	—	(0.06)	—
Total distributions declared to shareholders	$(0.42)		$(0.48)	$(0.03)	$—	$(0.18)	$(0.05)
Net asset value, end of period (x)	$8.38		$9.59	$10.38	$9.36	$9.01	$10.16
Total return (%) (r)(s)(x)	(8.31	)(n)	(2.89)	11.19	3.88	(9.57)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.73	(a)	2.61	2.29	2.32	2.26	2.29	(a)
Expenses after expense reductions (f)(h)	1.52	(a)	1.52	1.52	1.52	1.52	1.52	(a)
Net investment income	0.53	(a)	0.19	0.63	0.55	0.72	1.90	(a)
Portfolio turnover	16	(n)	39	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$52		$109	$110	$102	$92	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		N/A	1.52	1.52	1.52	1.52	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/15 (unaudited)		Years ended 6/30
Class R3			2015	2014	2013	2012	2011 (c)

Net asset value, beginning of period	$9.61		$10.38	$9.39	$9.02	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.09	$0.08	$0.09	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		(0.31)	0.97	0.29	(1.03)	0.16
Total from investment operations	$(0.78)		$(0.27)	$1.06	$0.37	$(0.94)	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.07)	$—	$(0.10)	$(0.06)
From net realized gain on investments	(0.42)		(0.38)	—	—	(0.03)	—
From tax return of capital	—		—	—	—	(0.07)	—
Total distributions declared to shareholders	$(0.42)		$(0.50)	$(0.07)	$—	$(0.20)	$(0.06)
Net asset value, end of period (x)	$8.41		$9.61	$10.38	$9.39	$9.02	$10.16
Total return (%) (r)(s)(x)	(8.19	)(n)	(2.56)	11.33	4.10	(9.30)	2.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.51	(a)	2.36	2.04	2.07	2.01	2.04	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	1.27	1.27	1.27	1.27	(a)
Net investment income	0.70	(a)	0.44	0.91	0.79	0.97	2.14	(a)
Portfolio turnover	16	(n)	39	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$1,252		$1,387	$1,332	$100	$93	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		N/A	1.27	1.27	1.27	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/15 (unaudited)		Years ended 6/30
Class R4			2015	2014	2013	2012	2011 (c)

Net asset value, beginning of period	$9.67		$10.43	$9.42	$9.02	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07	$0.11	$0.10	$0.11	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.82)		(0.32)	0.99	0.30	(1.03)	0.16
Total from investment operations	$(0.77)		$(0.25)	$1.10	$0.40	$(0.92)	$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.09)	$—	$(0.11)	$(0.06)
From net realized gain on investments	(0.42)		(0.38)	—	—	(0.03)	—
From tax return of capital	—		—	—	—	(0.08)	—
Total distributions declared to shareholders	$(0.42)		$(0.51)	$(0.09)	$—	$(0.22)	$(0.06)
Net asset value, end of period (x)	$8.48		$9.67	$10.43	$9.42	$9.02	$10.16
Total return (%) (r)(s)(x)	(8.03	)(n)	(2.32)	11.68	4.43	(9.13)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.23	(a)	2.10	1.79	1.82	1.76	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	1.02	1.02	1.02	1.02	(a)
Net investment income	1.03	(a)	0.69	1.12	1.04	1.22	2.39	(a)
Portfolio turnover	16	(n)	39	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$48		$106	$108	$97	$93	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		N/A	1.02	1.02	1.02	1.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 12/31/15 (unaudited)		Years ended 6/30
Class R5			2015	2014	2013 (i)

Net asset value, beginning of period	$9.68		$10.43	$9.42	$9.53
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.11	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		(0.31)	0.99	(0.18	)(g)
Total from investment operations	$(0.77)		$(0.24)	$1.10	$(0.11)
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.09)	$—
From net realized gain on investments	(0.42)		(0.38)	—	—
Total distributions declared to shareholders	$(0.42)		$(0.51)	$(0.09)	$—
Net asset value, end of period (x)	$8.49		$9.68	$10.43	$9.42
Total return (%) (r)(s)(x)	(8.02	)(n)	(2.20)	11.73	(1.15	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.25	(a)	2.06	1.75	1.84	(a)
Expenses after expense reductions (f)(h)	0.97	(a)	0.98	0.99	1.00	(a)
Net investment income	0.82	(a)	0.74	1.15	1.11	(a)
Portfolio turnover	16	(n)	39	47	48
Net assets at end of period (000 omitted)	$555		$108	$110	$99
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		N/A	0.99	1.00	(a)

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, November 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Multi-Asset Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination

Notes to Financial Statements (unaudited) – continued

of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) – continued

available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of December 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,047,835	$—	$—	$4,047,835
United Kingdom	179,241	313,115	—	492,356
Japan	20,713	440,041	—	460,754
Switzerland	—	379,752	—	379,752
France	—	240,856	—	240,856
Netherlands	59,637	77,521	—	137,158
Hong Kong	—	113,219	—	113,219
Canada	105,749	—	—	105,749
China	26,494	54,472	—	80,966
Other Countries	150,484	367,752	—	518,236
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,563,025	—	3,563,025
Non-U.S. Sovereign Debt	—	3,111,535	—	3,111,535
U.S. Corporate Bonds	—	2,353,528	—	2,353,528
Residential Mortgage-Backed Securities	—	339,800	—	339,800
Commercial Mortgage-Backed Securities	—	478,427	—	478,427
Foreign Bonds	—	575,255	—	575,255
Mutual Funds	4,843,028	—	—	4,843,028
Total Investments	$9,433,181	$12,408,298	$—	$21,841,479

Other Financial Instruments
Futures Contracts – Assets	$10,476	$63,524	$—	$74,000
Futures Contracts – Liabilities	(156,817)	(138,748)	—	(295,565)
Forward Foreign Currency Exchange Contracts	—	52,338	—	52,338

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $1,734,878 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the

Notes to Financial Statements (unaudited) – continued

inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$3,062	$(33,424)
Foreign Exchange	Forward Foreign Currency Exchange	253,569	(201,231)
Equity	Equity Futures	70,938	(262,141)
Total		$327,569	$(496,796)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(38,791)	$—	$—
Foreign Exchange	—	293,424	(45,326)
Equity	(585,860)	—	—
Total	$(624,651)	$293,424	$(45,326)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended December 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$59	$—	$—
Foreign Exchange	—	(96,745)	—
Equity	(198,813)	—	11,663
Total	$(198,754)	$(96,745)	$11,663

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets

Notes to Financial Statements (unaudited) – continued

and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of December 31, 2015:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(21,061)
Forward Foreign Currency Exchange Contracts	253,569	(201,231)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$253,569	$(222,292)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	2,165	(30,744)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$251,404	$(191,548)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at December 31, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$438	$(438)	$—	$—	$—
Citibank N.A.	4,873	(1,390)	—	—	3,483
Deutsche Bank AG	3,548	(3,548)	—	—	—
Goldman Sachs International	96,904	(89,413)	—	—	7,491
JPMorgan Chase Bank N.A.	138,057	(76,574)	—	—	61,483
Merrill Lynch International	4,211	(4,211)	—	—	—
Morgan Stanley Capital Services, Inc.	551	(551)	—	—	—
Westpac Banking Corp.	2,822	(2,822)	—	—	—
Total	$251,404	$(178,947)	$—	$—	$72,457

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at December 31, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$(1,445)	$438	$—	$—	$(1,007)
Citibank N.A.	(1,390)	1,390	—	—	—
Deutsche Bank AG	(10,256)	3,548	—	—	(6,708)
Goldman Sachs International	(89,413)	89,413	—	—	—
JPMorgan Chase Bank N.A.	(76,574)	76,574	—	—	—
Merrill Lynch International	(4,292)	4,211	—	—	(81)
Morgan Stanley Capital Services, Inc.	(1,154)	551	—	—	(603)
Westpac Banking Corp.	(7,024)	2,822	—	—	(4,202)
Total	$(191,548)	$178,947	$—	$—	$(12,601)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement

Notes to Financial Statements (unaudited) – continued

between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty

Notes to Financial Statements (unaudited) – continued

providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At December 31, 2015, the fund had no short sales outstanding.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $51,634. The fair value of the fund’s investment securities on loan and a related liability of $53,016 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest”

Notes to Financial Statements (unaudited) – continued

income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended December 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/15
Ordinary income (including any short-term capital gains)	$693,914
Tax-exempt income	811,013
Total distributions	$1,504,927

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/15
Cost of investments	$24,206,362
Gross appreciation	234,558
Gross depreciation	(2,599,441)
Net unrealized appreciation (depreciation)	$(2,364,883)

As of 6/30/15
Undistributed ordinary income	439,390
Undistributed long-term capital gain	594,440
Late year ordinary loss deferral	(409,534)
Other temporary differences	(40,856)
Net unrealized appreciation (depreciation)	(1,154,407)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 12/31/15	Year ended 6/30/15	Six months ended 12/31/15	Year ended 6/30/15
Class A	$—	$83,213	$262,597	$276,099
Class B	—	6,849	35,232	34,396
Class C	—	18,618	80,634	92,447
Class I	—	228,402	568,593	678,551
Class R1	—	782	2,305	3,927
Class R2	—	1,109	2,455	4,158
Class R3	—	15,173	58,976	50,359
Class R4	—	1,349	2,255	4,009
Class R5	—	1,398	25,989	4,088
Total	$—	$356,893	$1,039,036	$1,148,034

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly on average daily net assets, excluding net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund, at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended December 31, 2015, this management fee reduction amounted to $910, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2015 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets which equates to 0.90% of the fund’s average daily net assets excluding the average daily net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment

Notes to Financial Statements (unaudited) – continued

vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.27%	2.02%	2.02%	1.02%	2.02%	1.52%	1.27%	1.02%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2016. For the six months ended December 31, 2015, this reduction amounted to $153,477, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $798 for the six months ended December 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$7,744
Class B	0.75%	0.25%	1.00%	1.00%	4,105
Class C	0.75%	0.25%	1.00%	1.00%	9,349
Class R1	0.75%	0.25%	1.00%	1.00%	345
Class R2	0.25%	0.25%	0.50%	0.50%	186
Class R3	—	0.25%	0.25%	0.25%	1,617
Total Distribution and Service Fees					$23,346

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended December 31, 2015, this rebate amounted to $70 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2015, were as follows:

Amount
Class A	$149
Class B	529
Class C	130

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended December 31, 2015, the fee was $1,692, which equated to 0.0135% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended December 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,943.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2015 was equivalent to an annual effective rate of 0.0702% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended December 31, 2015, the fee paid by the fund under this agreement was $30 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated

Notes to Financial Statements (unaudited) – continued

funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
9/10/14	Class I	95,969	$1,000,000
3/11/15	Class I	104,058	1,000,000
6/10/15	Class I	103,093	1,000,000
9/9/15	Class B	5,174	46,256
9/9/15	Class I	110,132	1,000,000
9/9/15	Class R1	5,156	46,198
9/9/15	Class R2	5,329	48,387
9/9/15	Class R3	5,431	49,422
9/9/15	Class R4	5,521	50,572
9/9/15	Class R5	5,735	52,533
12/10/15	Class I	111,732	1,000,000

MFS purchased the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
3/18/15	Class I	1,032	$10,040

At December 31, 2015, MFS held approximately 93%, 100%, 93%, and 100% of the outstanding shares of Class I, Class R1, Class R2, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended December 31, 2015, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$791,992	$1,460,268
Investments (non-U.S. Government securities)	$2,882,950	$5,204,824

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/15		Year ended 6/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	26,748	$246,368	120,810	$1,212,770
Class B	3,381	30,288	8,727	83,942
Class C	14,886	132,066	41,599	411,632
Class I	18,706	172,205	20,703	209,527
Class R2	58	540	286	2,844
Class R3	10,542	95,221	15,602	154,241
Class R5	60,062	548,999	3	35
	134,383	$1,225,687	207,730	$2,074,991

Notes to Financial Statements (unaudited) – continued

	Six months ended 12/31/15		Year ended 6/30/15
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	30,039	$254,728	36,096	$346,296
Class B	3,759	31,163	3,913	36,916
Class C	8,986	74,401	9,929	93,678
Class I	66,245	565,070	93,638	901,762
Class R1	277	2,305	498	4,709
Class R2	291	2,455	551	5,267
Class R3	6,963	58,976	6,845	65,532
Class R4	264	2,255	556	5,358
Class R5	264	2,255	570	5,486
	117,088	$993,608	152,596	$1,465,004

Shares reacquired
Class A	(87,415)	$(799,535)	(184,039)	$(1,827,974)
Class B	(13,446)	(120,377)	(8,497)	(83,367)
Class C	(42,834)	(386,716)	(62,263)	(600,663)
Class I	(296,082)	(2,687,720)	(344,104)	(3,417,215)
Class R1	(5,156)	(46,198)	—	—
Class R2	(5,562)	(50,564)	(70)	(669)
Class R3	(12,934)	(117,997)	(6,501)	(64,562)
Class R4	(5,521)	(50,572)	—	—
Class R5	(6,123)	(55,946)	(4)	(34)
	(475,073)	$(4,315,625)	(605,478)	$(5,994,484)

Net change
Class A	(30,628)	$(298,439)	(27,133)	$(268,908)
Class B	(6,306)	(58,926)	4,143	37,491
Class C	(18,962)	(180,249)	(10,735)	(95,353)
Class I	(211,131)	(1,950,445)	(229,763)	(2,305,926)
Class R1	(4,879)	(43,893)	498	4,709
Class R2	(5,213)	(47,569)	767	7,442
Class R3	4,571	36,200	15,946	155,211
Class R4	(5,257)	(48,317)	556	5,358
Class R5	54,203	495,308	569	5,487
	(223,602)	$(2,096,330)	(245,152)	$(2,454,489)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

Notes to Financial Statements (unaudited) – continued

participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2015, the fund’s commitment fee and interest expense were $42 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	611,062	14,126	(92,083)	533,105
MFS Global Real Estate Fund	87,011	7,384	(11,741)	82,654
MFS Institutional Money Market Portfolio	1,559,679	5,562,709	(6,422,568)	699,820

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(434,146)	$—	$13,387	$2,862,775
MFS Global Real Estate Fund	7,181	60,138	27,973	1,227,417
MFS Institutional Money Market Portfolio	—	—	724	699,820

	$(426,965)	$60,138	$42,084	$4,790,012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period ended December 31, 2014 relative to the Lipper performance universe. The Fund commenced operations on March 30, 2011 and has a limited operating history and performance record; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the

Board Review of Investment Advisory Agreement – continued

Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median. The Trustees also considered that certain net assets of the Fund invested in underlying MFS Funds (the “Underlying Funds”) are excluded for purposes of calculating the Fund’s management fee.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry,

Board Review of Investment Advisory Agreement – continued

including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund or the Underlying Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: February 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: February 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 16, 2016

*	Print name and title of each signing officer under his or her signature.